Document And Entity Information - USD ($)	Dec. 31, 2021	Mar. 22, 2022	Jun. 30, 2021
Document Information [Line Items]
Entity Registrant Name	QUAINT OAK BANCORP, INC.
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2021
Document, Transition Report	false
Entity, File Number	000-52694
Entity, Incorporation, State or Country Code	PA
Entity, Tax Identification Number	35-2293957
Entity, Address, Address Line One	501 Knowles Avenue
Entity, Address, City or Town	Southampton
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18966
City Area Code	215
Local Phone Number	364-4059
Title of 12(g) Security	Common Stock, $.01 par value per share
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float			$ 24,129,256
Entity, Common Stock Shares, Outstanding		2,012,642
Auditor Name	S.R. Snodgrass, P.C.
Auditor Location	Cranberry Township, Pennsylvania
Auditor Firm ID	74
Amendment Flag	false
Entity Central Index Key	0001391933